Movements in Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Balance, beginning of year	$ 51,884	$ 36,945	$ 29,132
Current year addition	7,631	14,939	7,813
Balance, end of year	$ 59,515	$ 51,884	$ 36,945